Average Annual Total Returns - FidelityFoundersFund-AMCIZPRO - FidelityFoundersFund-AMCIZPRO - Fidelity Founders Fund	Jun. 29, 2023
Fidelity Advisor Founders Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(26.53%)
Since Inception	10.98%	[1]
Fidelity Advisor Founders Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(31.02%)
Since Inception	8.88%	[2]
Fidelity Advisor Founders Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(31.38%)
Since Inception	8.28%	[2]
Fidelity Advisor Founders Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	7.00%	[2]
Fidelity Advisor Founders Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(28.08%)
Since Inception	9.71%	[3]
Fidelity Advisor Founders Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(29.60%)
Since Inception	9.27%	[4]
Fidelity Advisor Founders Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(26.67%)
Since Inception	10.84%	[5]
RS003
Average Annual Return:
Past 1 year	(19.21%)
Since Inception	10.11%

[1]	E From February 14, 2019
[2]	A From February 14, 2019
[3]	C From February 14, 2019
[4]	B From February 14, 2019
[5]	D From February 14, 2019